Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000024768
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 12,353	$ 11,465	$ 11,101	$ 12,873	$ 12,820	$ 11,800	$ 10,402	$ 10,672	$ 9,984	$ 9,448	$ 9,548
C000024770
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 12,121	11,249	10,892	12,720	12,774	11,848	10,540	10,913	10,274	9,805	10,000
C000024771
Account Value [Line Items]
Line Graph and Table Measure Name	Class F Shares with sales load
Account Value	$ 12,794	11,884	11,496	13,327	13,273	12,213	10,766	11,056	10,337	9,789	9,897
C000062220
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 13,235	12,268	11,834	13,689	13,598	12,485	10,979	11,248	10,486	9,903	10,000
C000173769
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 13,223	12,241	11,822	13,652	13,560	12,448	10,946	11,213	10,457	9,895	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
FEDERATED INDEX: (Blended Index) BHY2%ICI
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 13,639	12,463	11,904	13,753	13,632	12,538	11,016	11,241	10,528	9,919	10,000
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Account Value	$ 12,786	11,800	11,414	13,421	13,496	12,362	10,734	11,042	10,419	10,000	10,000
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Account Value	$ 12,560	11,556	11,251	13,287	13,368	12,188	10,635	10,988	10,342	9,928	10,000
FEDERATED INDEX: (Blended Index) BHY2%ICI
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 13,639	12,463	11,904	13,753	13,632	12,538	11,016	11,241	10,528	9,919	10,000
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Account Value	$ 12,786	11,800	11,414	13,421	13,496	12,362	10,734	11,042	10,419	10,000	10,000
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Account Value	$ 12,560	11,556	11,251	13,287	13,368	12,188	10,635	10,988	10,342	9,928	10,000
FEDERATED INDEX: (Blended Index) BHY2%ICI
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 13,639	12,463	11,904	13,753	13,632	12,538	11,016	11,241	10,528	9,919	10,000
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Account Value	$ 12,786	11,800	11,414	13,421	13,496	12,362	10,734	11,042	10,419	10,000	10,000
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Account Value	$ 12,560	11,556	11,251	13,287	13,368	12,188	10,635	10,988	10,342	9,928	10,000
FEDERATED INDEX: (Blended Index) BHY2%ICI
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 13,639	12,463	11,904	13,753	13,632	12,538	11,016	11,241	10,528	9,919	10,000
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Account Value	$ 12,786	11,800	11,414	13,421	13,496	12,362	10,734	11,042	10,419	10,000	10,000
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Account Value	$ 12,560	11,556	11,251	13,287	13,368	12,188	10,635	10,988	10,342	9,928	10,000
FEDERATED INDEX: (Blended Index) BHY2%ICI
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Index
Account Value	$ 13,639	12,463	11,904	13,753	13,632	12,538	11,016	11,241	10,528	9,919	10,000
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Account Value	$ 12,786	11,800	11,414	13,421	13,496	12,362	10,734	11,042	10,419	10,000	10,000
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Account Value	$ 12,560	$ 11,556	$ 11,251	$ 13,287	$ 13,368	$ 12,188	$ 10,635	$ 10,988	$ 10,342	$ 9,928	$ 10,000